Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022
Disclosure of associates [line items]
Undistributed retained earnings	$ 66	$ 69	$ 67	$ 63
Canadian tires financial services business [member]
Disclosure of associates [line items]
Option to sell maximum additional equity interest until the end of 10th anniversary	29.00%
Period of option to sell back equity interest until the end of 10th anniversary	10 years
Period of option to sell back equity interest after ten years	6 months
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 581	$ 570	$ 489
Impairment of investments in associates	$ 0